Commitments and Contingencies - Ministry of Trade Administrative - Additional Information (Detail) - Ministry of trade administrative fine [member] - TRY (₺) ₺ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2019
Disclosure of commitments and contingencies [line items]
Wireless fee paid	₺ 128,429
Istanbul [member]
Disclosure of commitments and contingencies [line items]
Administrative Fine imposed		₺ 138,173